Thrivent Flexible Premium Deferred Variable Annuity
Thrivent Variable Annuity Account B

Updating Summary Prospectus
April 30, 2025
This updating summary prospectus summarizes key features of the Thrivent Flexible Premium Deferred Variable Annuity Contract which was issued by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us,” or “our”), a fraternal benefit society organized under Wisconsin law. We no longer issue new Contracts.
The statutory prospectus, which contains more information about the features, benefits and risks of the Contract is available online at dfinview.com/Thrivent/VariableAnnuityB. You can also request paper copies at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Availability of the Investment Options
The Thrivent Low Volatility Equity Portfolio was merged into the Thrivent
Global Stock Portfolio.
The Thrivent Multidimensional Income Portfolio was merged into the
Thrivent Opportunity Income Plus Portfolio.

Fee Table	The Fee Table was updated to reflect the new range of fees for Annual Portfolio expenses.
Important Information You Should Consider About the Contract	The Annual Portfolio expenses table was updated to reflect the new range. The lowest and highest annual cost examples have been revised to reflect the new range.
Appendix: Investment Options Available Under the Contract
The Thrivent Balanced Income Plus Portfolio was renamed Thrivent
Dynamic Allocation Portfolio.
The Thrivent Diversified Income Plus Portfolio was renamed Thrivent
Conservative Allocation Portfolio.
The Thrivent International Allocation Portfolio was renamed Thrivent
International Equity Portfolio.
The Thrivent Limited Maturity Bond Portfolio was renamed Thrivent
Short-Term Bond Portfolio.
The Thrivent Opportunity Income Plus Portfolio was renamed Thrivent
Multisector Bond Portfolio.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. There are no longer any charges for making a full or partial surrender from this Contract.			Fee Table
Are There Transaction Charges?
Yes. There may be charges for other transactions.
You will pay a charge if you request a wire transfer of funds from your Contract to another financial institution. Your financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Fee Table
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of average daily Accumulated Value or Annuity Unit Value)	0.0%	1.25%
	Portfolio Company fees and expenses (Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio .)	0.23%	1.59%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,253	Highest Annual Cost: $2,621
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses	Most expensive combination of Portfolio fees and expenses
	No optional benefits or riders	No optional benefits or riders
	No sales charges	No sales charges
	No additional purchase payments, transfers or withdrawals	No additional purchase payments, transfers or withdrawals
RISKS				Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract.			Principal Risks of Investing in the Contract
Is This a Short-Term Investment?	No. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash.			Principal Risks of Investing in the Contract
What Are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review the prospectuses for the Portfolios before making an investment decision.
Principal Risks of Investing in the Contract

What are the Risks Associated to the Insurance Company?
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings, is available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Statutory Prospectus
Are There Limits on the Investment Options?
Yes. We reserve the right to add, delete, combine or substitute investment options.
The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred).
We reserve the right to limit the number of Subaccount transfers in any
Contract Year, although we will always allow at least 12 Subaccount transfers a year.
With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary.
Purchases and Contract Value – Fixed Account
TAXES	Location in Statutory Prospectus
Taxes – What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
How are Investment Professionals Compensated?
The financial advisor or professional will receive trailing commissions based on the Contract’s Accumulated Value. Financial advisors or professionals may have an incentive to offer or recommend the Contract over another investment.
They may also have an incentive to recommend you move to a new product.
Distribution of the Contracts
Should I Exchange My Contract?
Some financial advisors or professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new
Contract rather than continue to own the existing contract.
Taxes – Exchanges of Annuity Contracts

Special Terms
Accumulated Value	The sum of the accumulated values for your Contract in Subaccounts and/or the Fixed Account on or before the Annuity Commencement Date.
Annuity Commencement Date	A date when annuity payments begin.
Contract	The flexible premium deferred variable annuity contract offered by Thrivent and described in this prospectus.
Contract Year	The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.
Fixed Account
The Fixed Account is the general account of Thrivent, which consists of all assets of Thrivent other than those allocated to a separate account of Thrivent.
For the current interest rate, please call our Service Center at 1-800-847-4836.

Investment Option	A Variable Option or the Fixed Account available in this Contract.
Portfolio	Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Qualified Plan	A retirement plan that receives favorable tax treatment under Section 401, 403, 408, or 408A or similar provisions of the Internal Revenue Code.
Service Center	Thrivent, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Subaccount	A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Variable Option
An Investment Option under the Contract of which the value of the contract, either during the accumulation phase or after annuitization, or both, varies according to the investment experience of a Subaccount.

Appendix: Investment Options Available Under the Contract
(a) Variable Options
The following is a list of Portfolio Companies that correspond to Subaccounts available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/VariableAnnuityB. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expense and performance information below reflect fees and expenses of the Portfolio Companies, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/24)
			1 YEAR	5 YEAR	10 YEAR
Aggressive Allocation	Thrivent Aggressive Allocation Portfolio	0.84%[1]	16.08%	9.86%	9.59%
Large Blend	Thrivent All Cap Portfolio	0.67%	19.90%	12.86%	10.83%
Conservative Allocation	Thrivent Conservative Allocation Portfolio[4]	0.49%	7.17%	3.50%	4.41%
Moderately Conservative Allocation	Thrivent Dynamic Allocation Portfolio[5]	0.67%	8.56%	5.25%	5.56%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	8.96%	1.32%	3.00%
Large Blend	Thrivent ESG Index Portfolio	0.37%[1]	22.32%	N/A3	N/A3
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.61%	15.25%	9.65%	8.93%
Intermediate Government	Thrivent Government Bond Portfolio	0.49%	1.19%	-0.01%	1.11%
Health	Thrivent Healthcare Portfolio	0.86%[1]	-0.06%	5.66%	6.54%
High Yield Bond	Thrivent High Yield Portfolio	0.46%	7.02%	2.88%	4.16%
Corporate Bond	Thrivent Income Portfolio	0.44%	3.18%	1.08%	2.74%
Foreign Large Blend	Thrivent International Equity Portfolio[6]	0.74%	4.28%	3.66%	4.48%
Foreign Large Blend	Thrivent International Index Portfolio	0.40%	3.33%	N/A3	N/A3
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	30.61%	17.58%	15.69%
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	24.73%	14.26%	12.83%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	13.09%	10.91%	9.77%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.89%[1]	10.12%	N/A3	N/A3
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	13.64%	10.09%	9.41%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	10.28%	10.12%	10.80%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.89%[1]	9.72%	N/A3	N/A3

INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/24)
			1 YEAR	5 YEAR	10 YEAR
Moderate Allocation	Thrivent Moderate Allocation Portfolio	0.68%[1]	13.14%	7.11%	6.94%
Moderately Aggressive Allocation	Thrivent Moderately Aggressive Allocation Portfolio	0.76%[1]	14.19%	8.10%	8.04%
Moderately Conservative Allocation	Thrivent Moderately Conservative Allocation Portfolio	0.65%[1]	8.44%	4.16%	4.79%
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	5.07%	2.30%	1.53%
Multisector Bond	Thrivent Multisector Bond Portfolio[7]	0.74%	5.25%	1.75%	2.68%
Real Estate	Thrivent Real Estate Securities Portfolio	0.89%	3.21%	2.61%	4.90%
Short-Term Bond	Thrivent Short-Term Bond Portfolio[8]	0.45%	5.63%	2.34%	2.36%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	10.84%	10.30%	N/A2
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	8.44%	8.12%	8.72%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	11.37%	11.45%	11.31%
1
Current expenses reflect temporary fee reductions.
2
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
3
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
4
Formerly known as Thrivent Diversified Income Plus Portfolio.
5
Formerly known as Thrivent Balanced Income Plus Portfolio.
6
Formerly known as Thrivent International Allocation Portfolio.
7
Formerly known as Thrivent Opportunity Income Plus Portfolio.
8
Formerly known as Thrivent Limited Maturity Bond Portfolio.
(b) Fixed Account
On or before the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. After the Annuity Commencement Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 3% per year. For the current interest rate, please contact our Service Center at 1-800-847-4836. In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Life of the Contract	3.00%

This updating summary prospectus incorporates by reference the Thrivent Flexible Premium Deferred Variable Annuity prospectus and Statement of Additional Information (SAI), both dated April 30, 2025, as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2025 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/VariableAnnuityB. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form W2-BA-FPVA-1 and state variations
EDGAR Contract No. C00007341 VP63-1SPRU R4-25